Reinsurance - Recoverables and Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance
Claims recovered through reinsurance	$ 435	$ 404	$ 400
Liability for assumed reinsurance arrangements	388	413
Long term care insurance
Reinsurance
Reinsurance recoverable related to LTC risk ceded to Genworth	$ 2,700	$ 3,500